Roundhill Ball Metaverse ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.3%
Apparel — 0.5%
NIKE, Inc. - Class B	26,768	$3,601,902

Commercial Services — 0.3%
Block, Inc. (a)	9,741	1,320,879
PayPal Holdings, Inc. (a)	9,538	1,103,070
		2,423,949
Computers — 3.6%
Apple, Inc.	157,798	27,553,109

Diversified Financial Services — 2.5%
Coinbase Global, Inc. - Class A (a)	52,981	10,058,973
Galaxy Digital Holdings, Ltd. (a)(b)	551,610	9,406,584
		19,465,557
Electronic Equipment, Instruments & Components — 0.8%
HEXAGON AB (b)	441,800	6,293,211

Home Furnishings — 2.7%
Sony Group Corp. (b)	193,800	20,326,047

Internet — 27.6% (d)
Alibaba Group Holding, Ltd. - ADR (a)(b)	64,037	6,967,226
Alphabet, Inc. - Class C (a)	4,557	12,727,655
Amazon.com, Inc. (a)	8,486	27,663,936
Limelight Networks, Inc. (a)(e)	792,382	4,136,234
Meta Platforms, Inc. - Class A (a)	276,490	61,480,317
NAVER Corp. (b)	23,689	6,654,927
Sea, Ltd. - ADR (a)(b)	283,021	33,903,085
Snap, Inc. - Class A (a)	1,140,803	41,057,500
Tencent Holdings, Ltd. (b)	347,500	16,604,247
		211,195,127
Media — 1.0%
The Walt Disney Co. (a)	55,330	7,589,063

Semiconductors — 21.2%
Advanced Micro Devices, Inc. (a)	162,167	17,731,340
Intel Corp.	186,731	9,254,388
NVIDIA Corp.	241,917	66,009,472
QUALCOMM, Inc.	160,582	24,540,141
Samsung Electronics Co., Ltd. (b)	207,126	11,893,874
Skyworks Solutions, Inc.	57,909	7,718,112
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	237,293	24,740,168
		161,887,495
Software — 37.3% (d)
Activision Blizzard, Inc.	39,563	3,169,392
Adobe, Inc. (a)	19,451	8,862,265
Akamai Technologies, Inc. (a)	64,597	7,712,236
Autodesk, Inc. (a)	122,679	26,296,244
Bentley Systems, Inc. - Class B	115,822	5,117,016
Cloudflare, Inc. - Class A (a)	82,957	9,929,953
Electronic Arts, Inc.	84,939	10,745,633
Krafton, Inc. (a)(b)	44,732	10,167,622
Matterport, Inc. (a)(e)	1,547,689	12,567,235
Microsoft Corp.	157,490	48,555,742
PTC, Inc. (a)	39,557	4,261,080
ROBLOX Corp. - Class A (a)	1,406,798	65,050,339
Take-Two Interactive Software, Inc. (a)	98,458	15,136,933
Unity Software, Inc. (a)	574,035	56,950,012
		284,521,702
Telecommunications — 1.4%
Lumen Technologies, Inc.	651,894	7,346,845
Planet Labs PBC (a)(e)	690,211	3,506,272
		10,853,117
Toys/Games/Hobbies — 0.4%
Nintendo Co., Ltd. (b)	6,400	3,251,806
TOTAL COMMON STOCKS (Cost $974,991,236)		758,962,085

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Equinix, Inc.	5,123	3,799,319
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,075,561) — 0.5%		3,799,319

SHORT-TERM INVESTMENTS — 0.2%
Money Market Fund — 0.2%
First American Government Obligations Fund, Class X, 0.19% (c)	1,264,383	1,264,383
TOTAL SHORT-TERM INVESTMENTS ($1,264,383)		1,264,383

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.0%
First American Government Obligations Fund, Class X, 0.19% (c)	7,782,440	7,782,440
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,782,440)		7,782,440

TOTAL INVESTMENTS (Cost $988,113,620) — 101.0%		771,808,227
Other assets and liabilities, net — (1.0)%		(7,688,597)
NET ASSETS — 100.0%		$764,119,630

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(e)	All of a portion of this security is on loan as of March 31, 2022. The market value of securities out on loan is $7,218,344.

	COUNTRY	Percentage of Net Assets
	United States	79.7%
	Cayman Islands	7.5%
	Republic of Korea	3.8%
	Taiwan	3.2%
	Japan	3.1%
	Canada	1.2%
	Sweden	0.8%
	Total Country	99.3%
	REAL ESTATE INVESTMENT TRUSTS	0.5%
	SHORT-TERM INVESTMENTS	0.2%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	1.0%
	TOTAL INVESTMENTS	101.0%
	Other assets and liabilities, net	-1.0%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$758,962,085	$-	$-	$758,962,085
Real Estate Investment Trusts	3,799,319	-	-	3,799,319
Money Market Fund	1,264,383	-	-	1,264,383
Investments Purchased With Proceeds from Securities Lending	7,782,440	-	-	7,782,440
Total Investments - Assets	$771,808,227	$-	$-	$771,808,227

* See the Schedule of Investments for industry classifications.